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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED FOR THE
QUARTER ENDING DECEMBER 31, 2009 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED, IS NO LONGER WARRANTED, OR HAS BEEN DENIED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

            /s/ J. SITLANI            San Diego, California     5/13/10
   -------------------------------    ---------------------   -------------
             [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 2
                                        --------------------

Form 13F Information Table Value Total: $115,143
                                        --------------------
                                            (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                  TITLE                 VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER           OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE      SHARED   NONE
-----------------------------    --------  ---------  ---------  ---------  ---  ----  -------  --------  ---------  --------  ----
Deere & Company                    COM     244199105  $ 103,176  1,907,483  SH         SOLE               1,907,483
Progress Software Corporation      COM     743312100  $  11,967    409,700  SH         SOLE                 409,700